Investment in a Joint Venture - Schedule of Information of the Group’s Joint Venture (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Information of the Group’s Joint Venture [Abstract]
Share of the joint venture’s gain/(loss) for the year	¥ (281)	$ (38)	¥ 1,076	$ (38)	¥ (278)
Share of the joint venture’s total comprehensive gain/(loss) for the year	(281)		1,076	(38)
Aggregate carrying amount of the Group’s investment in the joint venture	¥ 32,717		¥ 16,998	$ 4,482